Consolidated cash flow statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Consolidated cash flow statements [Abstract]
I. Profit/(loss) for the year	$ 55,269		$ (104,887)		$ 1,667
Non-monetary adjustments
Depreciation, amortization and impairment charges	362,697		310,960		332,925
Financial (income)/expenses	396,411		443,517		397,966
Fair value (gains)/losses on derivative financial instruments	399		759		(1,761)
Shares of (profits)/losses from associates	(5,231)		(5,351)		(6,646)
Income tax	42,659		119,837		1,666
Changes in consolidation and other non-monetary items	(99,280)		(20,882)		(59,375)
II. Profit for the year adjusted by non monetary items	752,924		743,953		666,442
Variations in working capital
Inventories	(1,991)		(2,548)		(729)
Clients and other receivables	5,564		(23,799)		(15,001)
Trade payables and other current liabilities	(4,898)		22,474		11,422
Financial investments and other current assets/liabilities	(17,019)		(4,924)		6,341
III. Variations in working capital	(18,344)		(8,797)		2,033
Income tax received/(paid)	(12,525)		(4,779)		(1,953)
Interest received	6,726		4,139		3,342
Interest paid	(327,738)		(348,893)		(335,446)
A. Net cash provided by/(used in) operating activities	401,043		385,623		334,418
Investments in entities under the equity method	4,432		3,003		4,984
Investments in contracted concessional assets	68,048	[1]	30,058	[1]	(5,952)
Other non-current assets/liabilities	(16,668)		8,183		(3,637)
(Acquisitions)/sales of subsidiaries and other financial instruments	(70,672)		30,124		(21,754)
B. Net cash (used in)/provided by investing activities	(14,860)		71,368		(26,359)
Proceeds from Project & Corporate debt	123,767		296,398		11,113
Repayment of Project & Corporate debt	(385,964)		(613,242)		(182,636)
Dividends paid to Company's shareholders	(143,034)		(99,483)		(35,509)
Purchase of shares to non-controlling interests	0		0		(19,071)
C. Net cash provided by/(used in) financing activities	(405,231)		(416,327)		(226,103)
Net increase/(decrease) in cash and cash equivalents	(19,048)		40,664		81,956
Cash, cash equivalents and bank overdrafts at beginning of the year	669,387		594,811		514,712
Translation differences cash or cash equivalent	(18,797)		33,912		(1,857)
Cash and cash equivalents at the end of the year	$ 631,542		$ 669,387		$ 594,811

[1]	Includes proceeds for $72.6 million and investments for $4.6 million in 2018, and proceeds for $42.5 million and investments for $12.4 million in 2017 (see Note 6).